INCOME TAXES - Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ 17,195	$ 934	$ 6,635
Deferred tax expense (benefit)
Total deferred income tax (benefit) expense	(885)	8,868	6,414
Income tax expense	16,310	9,802	13,049
Foreign Tax Authority | U.S.
Deferred tax expense (benefit)
TCJA reduction in US corporate statutory rate	0	0	(10,122)
Derecognition (recognition) of deferred tax assets	(701)	(182)	885
Temporary differences	3,988	10,427	15,668
Income tax expense		(1,300)
Foreign Tax Authority | Other Jurisdictions
Deferred tax expense (benefit)
Temporary differences	(946)	(1,126)	(1,631)
Canadian Tax Authority
Deferred tax expense (benefit)
Derecognition (recognition) of deferred tax assets	(22)	0	412
Temporary differences	(5,678)	(1,548)	1,202
Canadian deferred tax assets not recognized	$ 2,474	$ 1,297	$ 0